Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Other comprehensive income (loss) allocated to noncontrolling interests	$ 3	$ 3	$ (1)